Equity - Schedule of number of shares outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Balance as of beginning of the year (in shares)	5,373,149	5,525,601	5,587,016
Settlement of share-based payments (in shares)	46,375	24,380	16,886
Shares issued as consideration for business combinations (in shares)	127,435	0	0
Directed share issue (in shares)	166,389	0	0
Acquisition of treasury shares (in shares)	(130,814)	(176,832)	(78,301)
Balance as of end of the year (in shares)	5,582,534	5,373,149	5,525,601